SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION	12 Months Ended
Jan. 01, 2022
Stockholders' Equity Note [Abstract]
SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION
NOTE 11. SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION
Common Stock and Share Repurchase Program
Our Amended and Restated Certificate of Incorporation authorizes five million shares of $1 par value preferred stock (of which no shares are outstanding), with respect to which our Board may fix the series and terms of issuance, and 400 million shares of $1 par value voting common stock.
From time to time, our Board authorizes the repurchase of shares of our outstanding common stock. Repurchased shares may be reissued under our long-term incentive plan or used for other corporate purposes. In 2021, we repurchased approximately .9 million shares of our common stock at an aggregate cost of $180.9 million. In 2020, we repurchased approximately .8 million shares of our common stock at an aggregate cost of $104.3 million.
In April 2019, our Board authorized the repurchase of shares of our common stock with a fair market value of up to $650 million, exclusive of any fees, commissions or other expenses related to such purchases, in addition to the amount then outstanding under our previous Board authorization. Board authorizations remain in effect until shares in the amount authorized thereunder have been repurchased. Shares of our common stock in the aggregate amount of $359.6 million as of January 1, 2022 remained authorized for repurchase under this Board authorization.
Treasury Shares Reissuance
We fund a portion of our employee-related expenses using shares of our common stock held in treasury. We record net gains or losses associated with our use of treasury shares to retained earnings.
Accumulated Other Comprehensive Loss
The changes in “Accumulated other comprehensive loss” (net of tax) for 2021 and 2020 were as follows:

(In millions)	Foreign Currency Translation	Pension and Other Postretirement Benefits	Cash Flow Hedges	Total
Balance as of December 28, 2019	$(245.1)	$(101.8)	$(1.2)	$(348.1)
Other comprehensive income (loss) before reclassifications, net of tax	(3.0)	6.2	(7.5)	(4.3)
Reclassifications to net income, net of tax	–	2.9	(.1)	2.8

Net current-period other comprehensive income (loss), net of tax	(3.0)	9.1	(7.6)	(1.5)
Balance as of January 2, 2021	$(248.1)	$(92.7)	$(8.8)	$(349.6)
Other comprehensive income (loss) before reclassifications, net of tax	30.7	27.9	5.4	64.0
Reclassifications to net income, net of tax	–	4.4	(1.7)	2.7

Net current-period other comprehensive income (loss), net of tax	30.7	32.3	3.7	66.7

Balance as of January 1, 2022	$(217.4)	$(60.4)	$(5.1)	$(282.9)
The amounts reclassified from “Accumulated other comprehensive loss” to increase (decrease) net income were as follows:

(In millions)	2021	2020	2019	Statements of Income Location
Cash flow hedges:
Foreign exchange contracts	$1.3	$.7	$2.1	Cost of products sold
Commodity contracts	.9	(.6)	(.2)	Cost of products sold

Total before tax	2.2	.1	1.9
Tax	(.5)	–	(.5)	Provision for (benefit from) income taxes

Net of tax	1.7	.1	1.4

Pension and other postretirement benefits	(6.0)	(3.8)	(445.4)	Other non-operating expense (income), net
Tax	1.6	.9	179.3	Provision for (benefit from) income taxes

Net of tax	(4.4)	(2.9)	(266.1)

Total reclassifications for the period	$(2.7)	$(2.8)	$(264.7)
The following table sets forth the income tax (benefit) expense allocated to each component of other comprehensive income (loss):

(In millions)	2021	2020	2019
Foreign currency translation:
Translation gain (loss)	$(23.2)	$27.5	$(5.5)
Pension and other postretirement benefits:
Net gain recognized from actuarial gain/loss and prior service cost/credit	8.5	3.1	19.4
Reclassifications to net income	1.6	.9	179.3
Cash flow hedges:
Gains (losses) recognized on cash flow hedges	1.7	(2.3)	.2
Reclassifications to net income	(.5)	–	(.5)

Income tax (benefit) expense allocated to components of other comprehensive income (loss)	$(11.9)	$29.2	$192.9